Related Party Transactions (Details Narrative) - $ / shares			9 Months Ended	12 Months Ended
	Jul. 18, 2020	Feb. 13, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of stock options granted			1,762,495	126,567
Stock options outstanding weighted average exercise price			$ 1.47	$ 1.34	$ 1.36
Option term			6 years 7 days	7 years 2 months 12 days
Stock options outstanding			5,597,861	3,835,366	3,846,299
Stock options vest and grant date fair value			$ 1.39	$ 1.46
Dr. Buell [Member]
Stock options outstanding weighted average exercise price	$ 1.75
Option term	48 months
Stock options outstanding	100,000
Dr. Buell [Member] | Recognition Upcoming Service [Member]
Option term	12 months
Stock options outstanding	45,000
Dr. Buell [Member] | Recognition Upcoming Service [Member] | Options Vested [Member]
Stock options vest and grant date fair value	$ 165,426
Related Party [Member]
Number of stock options granted		50,000
Stock options outstanding weighted average exercise price		$ 1.75
Option term		48 months